Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Professional fees related paty	$ 511,844	$ 873,865	$ 896,650	$ 1,417,905	$ 2,082,079	$ 2,269,756
Related Party [Member]
Related Party Transaction [Line Items]
Professional fees related paty	$ 161,000	$ 163,200	$ 322,000	$ 266,400	$ 172,800	$ 410,400